Capital leases (Tables)	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Schedule Of Capital Lease Obligations
Ardmore has reclassified these two vessels as vessels held for sale, effective November 2015 and no longer depreciate these vessels.

	As at
	Dec 31, 2015	Dec 31, 2014
Current portion of capital lease obligations	27,097,348	1,702,981
Current portion of deferred finance fees	(325,437)	(81,905)
Non-current portion of capital lease obligations	—	27,097,348
Non-current portion of deferred finance fees	—	(280,703)
Total capital lease obligations	26,771,911	28,437,721

Schedule Of Future Minimum Lease Payments for Capital Leases
The future minimum lease payments required under the capital leases at December 31, 2015, are as follows:

As at Dec 31, 2015
2016	27,617,130
Total minimum lease payments	27,617,130
Less amount representing interest	(519,782)
Less amounts representing deferred finance fees	(325,437)
Net minimum lease payments	26,771,911

Schedule of Capital Leased Assets
Assets recorded under capital leases are included in vessels held for sale and consist of the following at December 31, 2015:

	As at
	Dec 31, 2015	Dec 31, 2014
Vessels held for sale	37,083,985	—
Vessels & Equipment	—	41,882,229
Accumulated Depreciation	—	(5,639,034)
	37,083,985	36,243,195